Document and Entity Information	0 Months Ended
Mar. 10, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 10, 2014
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Mar. 10, 2014
Document Effective Date	Mar. 10, 2014
Prospectus Date	Aug. 28, 2013
Institutional, P, Administrative, D | AllianzGI NFJ Mid-Cap Value Fund | Administrative
Risk/Return:
Trading Symbol	PRAAX
Institutional, P, Administrative, D | AllianzGI NFJ Mid-Cap Value Fund | P
Risk/Return:
Trading Symbol	ANRPX
Institutional, P, Administrative, D | AllianzGI NFJ Mid-Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	PRNIX
Institutional, P, Administrative, D | AllianzGI NFJ Mid-Cap Value Fund | D
Risk/Return:
Trading Symbol	PREDX
A, B, C, R | AllianzGI NFJ Mid-Cap Value Fund | A
Risk/Return:
Trading Symbol	PQNAX
A, B, C, R | AllianzGI NFJ Mid-Cap Value Fund | B
Risk/Return:
Trading Symbol	PQNBX
A, B, C, R | AllianzGI NFJ Mid-Cap Value Fund | C
Risk/Return:
Trading Symbol	PQNCX
A, B, C, R | AllianzGI NFJ Mid-Cap Value Fund | R
Risk/Return:
Trading Symbol	PRNRX